[Image]     Scudder International Fund Profile                 [Image]
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     The fund profile, a supplement to the full prospectus, is designed as an easy-to-read summary of fund risks, fees, and objectives. You can click on any question to link to the Fund's prospectus and get more information on that topic. Or, if you wish, you can proceed directly to the Fund's prospectus. Once you have read the prospectus and considered your investment goals, you can proceed to a Scudder Funds application.
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     Fund Profile
     April 1, 1997

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     1. What Is The Fund's Objective?

     Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. These securities are selected primarily to permit the Fund to participate in non-United States companies and economies with prospects for growth.

     2. What Does The Fund Invest In?

     The Fund invests in companies, wherever organized, which do business outside the United States. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry. The Fund generally invests in equity securities of established companies, listed on foreign exchanges, which the Fund's investment adviser, Scudder, Stevens & Clark, Inc. believes have favorable characteristics.

     The Fund may invest up to 20% of its total assets in debt securities. Such debt securities will generally be investment-grade (i.e., rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. or AAA, AA, A or BBB by Standard & Poor's) and will include debt securities of foreign governments, supranational organizations and private issuers, including bonds denominated in the European Currency Unit (ECU).

     3. What Are The Risks Of Investing In The Fund?

     Investment in foreign securities involves economic and political considerations and possibly legal restrictions not typically found in U.S. markets, which may affect the value of the Fund's investments. Also, investment in foreign securities involves more limited information, higher brokerage costs, different accounting standards, thinner trading markets, the likely impact of foreign taxes on the income and gains from securities, fluctuation of interest rates, and less supervision of securities exchanges. The Fund's investments are generally denominated in foreign currencies, therefore, the Fund may incur currency conversion costs and the strength or weakness of the U.S. dollar against these currencies may result in fluctuations of share price, which is likely to vary from day to day. You incur principal risk when you invest because your shares, when sold, may be worth more or less than what you paid for them.

     4. For Whom Is This Fund Appropriate?

     You may wish to consider this Fund if you are seeking capital growth and:

        o plan to hold your investment for the long-term (at least 5 years or more),
        o can tolerate fluctuations in share price,
        o have or plan to have other investments for the benefit of diversification, and
        o understand the risks of investing in foreign securities.

     5. What Are The Fund's Expenses And Fees?

     There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder International Fund are:

       Shareholder transaction expenses --
       Expenses charged directly to your account for various transactions.

       Sales Commission                                   None

       Commissions to Reinvest Dividends                  None

       Redemption Fee                                     None

       Exchange Fee                                       None

       Annual Fund operating expenses --
       Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets. Figures below are for the fiscal year ended March 31, 1996.

       Investment management fee                          0.82%

       12b-1 fees                                         None

       Other expenses                                     0.32%
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       Total Fund operating expenses                      1.14%
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       Example:
       Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:

       1 Year         3 Years           5 Years           10 Years

       $12            $ 36              $63               $139

     This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

     6. How Has The Fund Performed Historically?

     This chart shows how the Fund has performed over the past 10 years, assuming reinvestment of all distributions. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate.

                 THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE


                 BAR CHART TITLE:

                             Total returns for years
                               ended December 31:

                 BAR CHART DATA:

                              1987                 1.00%
                              1988                18.84
                              1989                27.04
                              1990                -8.92
                              1991                11.77
                              1992                -2.64
                              1993                36.50
                              1994                -2.99
                              1995                12.22
                              1996                14.55

                     The Fund's Average Annual Total Return
                      for the period ended March 31, 1997


                           One Year         10.74%
                           Five Years       11.61%
                           Ten Years         8.90%

     7. Who Manages The Fund?

     The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world. The Fund is managed by a team of Scudder investment professionals who each play a role in the Fund's management process.

     Lead Portfolio Manager Carol L. Franklin joined the Fund's portfolio management team in 1986 and has been responsible for setting the Fund's investment strategy and overseeing security selection for the Fund's portfolio since 1992. Ms. Franklin, who has 19 years of experience in finance and investing, joined Scudder in 1981. Nicholas Bratt, Portfolio Manager, directs Scudder's overall global equity investment strategies. Mr. Bratt joined Scudder and the team in 1976. Irene T. Cheng, Portfolio Manager, joined Scudder and the team in 1993. Ms. Cheng has been a portfolio manager since 1993 and has 12 years of experience in finance and investing. Francisco S. Rodrigo III, Portfolio Manager, joined Scudder and the team in 1994. Mr. Rodrigo has been involved with investment in global and international stocks and bonds as a portfolio manager and analyst since 1989. Joan Gregory, Portfolio Manager, focuses on stock selection, a role she has played since she joined Scudder in 1992. Ms. Gregory, who joined the team in 1994, has been involved with investment in global and international stocks as an assistant portfolio manager since 1989.

     8. How Can I Invest?

     To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The minimum initial investment is $2,500 ($1,000 for IRAs), except that shareholders may open an account with a minimum of $1,000 if an investment program of at least $100/month is established. A shareholder with a non-fiduciary account who maintains an account balance of less than $2,500 without establishing an investment program, may be assessed an annual fee of $10.00, payable to the Fund. You may also exchange Fund shares free of charge within the Scudder Family of Funds.

     9. How Can I Redeem Shares?

     You may redeem shares at the current share price on any business day by telephone, fax, or mail.

     10. When Are Distributions Made?

     The Fund typically makes dividends and capital gains distributions, if any, in November or December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

     Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

     11. What Services Does Scudder Provide?

     As a shareholder, you'll enjoy:

        o professional service from representatives who can answer your questions and execute your transactions
        o automated toll-free touchtone access to account information, share prices and yields, and to perform transactions
        o Scudder's quarterly shareholder newsletter, Perspectives
        o regular, informative reports about the performance of your Fund

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     [Image]Scudder wants you to make informed investment decisions. This
     Fund Profile contains key information about the Fund. If you would like more information before you invest, please consult the Fund's accompanying prospectus. For details about the Fund's holdings or recent investment strategies, please review the Fund's most recent annual or semiannual report. The reports are free and may be ordered by calling 1-800-225-2470.

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     Contact Scudder